Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 26,875	$ 48,911	$ 157,965
Other comprehensive (loss) income:
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax (note 13)	(893)	1,140	(486)
Amounts reclassified from accumulated other comprehensive income, net of tax
Other comprehensive (loss) income	(1,124)	4,032	2,803
Comprehensive income	25,751	52,943	160,768
Non-controlling interest in comprehensive (loss) income	(856)	15,074	17,691
Preferred unitholders' interest in comprehensive income	25,701	13,979	2,719
General and limited partners' interest in comprehensive income	906	23,890	140,358
To equity income
Amounts reclassified from accumulated other comprehensive income, net of tax
Realized (gain) loss on qualifying cash flow hedging instruments	(383)	2,465	3,289
To interest expense
Amounts reclassified from accumulated other comprehensive income, net of tax
Realized (gain) loss on qualifying cash flow hedging instruments	$ 152	$ 427	$ 0